Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (3,831,930)	$ (3,358,312)
Net income (loss) attributable to non-controlling interest	10,286	(6,068)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	4,070	38,977
Amortization of debt discount		491,645
Changes in operating assets and liabilities:
Other assets	(109)	29
Accounts receivable	(376)
Account receivable-other	(45,939)	(200)
Inventory	(1,815)	(89)
Accounts payable	(9,859)	(18,856)
Accrued liabilities	(17,739)	(4,506)
Net cash provided by (used in) operating activities	(317,079)	(69,079)
Cash flows from investing activities:
Purchase of fixed assets	(1,910)	0
Net cash provided by (used in) investing activities	(1,910)	0
Cash flows from financing activities:
Proceeds/payments from short term borrowings-net	0	(6,000)
Proceeds from notes payable	0	12,171
Proceeds from the sale of common stock	175,000	0
Proceeds from the sale of preferred stock	120,000	136,070
Net cash provided by (used in) financing activities	295,000	142,241
Impact of foreign exchange	0	(165)
Net increase (decrease) in cash and cash equivalents	(23,989)	73,162
Cash and cash equivalents at beginning of period	37,336	26,841
Cash and cash equivalents at end of period	13,347	99,838
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0